CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 394,228	$ 338,896	$ 312,220
Other comprehensive income (loss):
Foreign currency translation adjustments, before and after tax	48,734	(48,900)	(746)
Unrealized losses on investment securities, before and after tax	0	0	(1,150)
Other comprehensive income (loss)	48,734	(48,900)	(1,896)
Total comprehensive income	442,962	289,996	310,324
Comprehensive (income) loss attributable to noncontrolling interests	(29,260)	16,431	32,662
Comprehensive income attributable to Melco Resorts & Entertainment Limited	$ 413,702	$ 306,427	$ 342,986